The Merger and Basis of Presentation - Additional information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended
	Jun. 02, 2008	Jun. 30, 2008	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010	Feb. 28, 2007	Jun. 02, 2008 Old Arno	Dec. 31, 2011 Old Arno	Jun. 03, 2008 Old Arno	Dec. 31, 2011 Laurier International Inc	Jun. 03, 2008 Laurier International Inc
Mergers Acquisitions and Dispositions Disclosures [Line Items]
Merger completion date			Jun. 03, 2008
Shares issuable prior to merger ratio								$ 1.99377	$ 1.99377
Shares issued in merger								1,611,760		19,291,824
Common stock issued prior to merger			36,304,942	36,334,942	20,412,024						1,100,200
Common stock outstanding prior to merger			36,304,942	36,334,942	20,412,024						1,100,200
Ownership interest									95.00%
Gross proceeds private placement							$ 17,732,000
Number of common stock sold to selected accredited investor							3,691,900
Number of shares issued in business combination	7,360,700		7,360,700
Notes interest rate						6.00%		6.00%
Number of shares issued on conversion of 6% notes		1,962,338						984,246
Number of securities called by warrants			196,189	9,189,182				98,409
Per share exercise price of warrant			2.42					4.83
Shares issued for converted debt shares			1,962,338
Warrant expiration term			5 years
Accumulated deficit	$ 120,538